--------------------------------------------------------------------------------
---------  CHAIRMAN'S LETTER

                                                                February 6, 1997

DEAR FELLOW SHAREHOLDER,

     We are pleased to provide you with the 1996 annual report for the BNY Hamilton Equity Income, Intermediate Government and Intermediate New York Tax-Exempt Funds. Total assets in these three funds grew to $317 million at the end of 1996, up 17% from $271 million at the end of 1995.

     Healthy growth in the U.S. economy last year proved to be a mixed blessing for the financial markets. Stocks benefited from the continuing strong growth in corporate profits, while bonds were held back by concerns that higher economic activity would rekindle inflationary pressures. Against the backdrop of 2.5% growth in real GDP and a 2.9% increase in the Consumer Price Index, the S&P 500 as a broad proxy for common stocks and the Lehman Government/Corporate Index as a broad proxy for taxable bonds provided full year total returns to investors of 23.1% and 2.9%, respectively. All three BNY Hamilton Funds provided shareholders with very competitive returns relative to other mutual funds having similar investment objectives.

     According to Kevin J. Bannon, Chief Investment Officer of The Bank of New York, which serves as the investment advisor to the BNY Hamilton Funds, 1997 should see a continuation of moderate economic growth and subdued inflation along with further gains in corporate profits. With prospects looking better for both a balanced budget agreement in Washington and a cut in the capital gains tax rate, the Bank's judgment is that 1997 will be another rewarding year for investments. The Bank projects interest rates to decline as inflation fears abate, benefiting bonds directly and helping stocks by boosting P/E ratios. As discussed below, the Bank is positioning each of the funds to take advantage of these positive trends while at the same time remaining alert to signs of any potential negative shifts in either market psychology or the underlying fundamentals.

BNY HAMILTON EQUITY INCOME FUND

     To achieve its investment objectives of long-term capital appreciation and a current return (after expenses) equal to or better than the S&P 500 Index, the Equity Income Fund continues to maintain a well diversified portfolio emphasizing high quality growth stocks as well as higher yielding issues such as utility shares, REITs and convertible securities. Most of the Fund's holdings remain in the types of large capitalization issues that investors favored last year and which the Bank expects to be favored again in 1997. Entering this year, the key areas of emphasis, according to Robert G. Knott, Jr., portfolio manager for the Fund, include financial services, technology and consumer products.

     Net asset growth for 1996 was approximately 27%, increasing from $170 million to $216 million.


                              CUMULATIVE       AVERAGE ANNUAL
                             TOTAL RETURN       TOTAL RETURN
                            ---------------    ---------------
         PERIOD             NET ASSET VALUE    NET ASSET VALUE
-------------------------   ---------------    ---------------
1 Year...................        19.58%             19.58%
Inception (8/10/92)......        73.65%             13.37%

                                                                     (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
---------   CHAIRMAN'S LETTER   (CONTINUED)

BNY HAMILTON EQUITY INCOME FUND

                                     Hamilton Equity               S&P 500
                                       Income Fund               Equity Index

           8/10/92                       10000                     10000.00
           8/31/92                        9910                      9798.00
           9/30/92                       10099                      9911.00
          10/31/92                       10149.2                    9946.00
          11/30/92                       10460.8                   10282.00
          12/31/92                       10586.4                   10417.00
           1/31/93                       10708.2                   10493.00
           2/28/93                       10753.8                   10634.00
           3/31/93                       11160.8                   10864.00
           4/30/93                       11079.2                   10597.00
           5/31/93                       11280.5                   10883.00
           6/30/93                       11383                     10918.00
           7/31/93                       11465.2                   10868.00
           8/31/93                       11773.9                   11282.00
           9/30/93                       11810                     11199.00
          10/31/93                       11830.7                   11427.00
          11/30/93                       11561.4                   11319.00
          12/31/93                       11850.7                   11458.00
           1/31/94                       12259.7                   11842.00
           2/28/94                       12018                     11522.00
           3/31/94                       11473.4                   11020.00
           4/30/94                       11389                     11163.00
           5/31/94                       11558.2                   11346.00
           6/30/94                       11192.4                   11065.00
           7/31/94                       11564.7                   11431.00
           8/31/94                       11841.8                   11896.00
           9/30/94                       11617.4                   11609.00
          10/31/94                       11751.4                   11875.00
          11/30/94                       11386.5                   11439.00
          12/31/94                       11545.2                   11606.00
           1/31/95                       11642.3                   11908.00
           2/28/95                       11985.6                   12371.00

           3/31/95                       12213.1                   12737.00
           4/30/95                       12479.3                   13110.00
           5/31/95                       12770.4                   13629.00
           6/30/95                       13062.4                   13949.00
           7/31/95                       13554.7                   14414.00
           8/31/95                       13502.6                   14453.00
           9/30/95                       13925.6                   15060.00
          10/31/95                       13779.9                   15007.00
          11/30/95                       14295.2                   15667.00
          12/31/95                       14521.7                   15957.00
           1/31/96                       14952.1                   16507.00
           2/29/96                       15220.7                   16665.00
           3/31/96                       15388.8                   16825.00
           4/30/96                       15220.8                   17073.00
           5/31/96                       15813.4                   17513.00
           6/30/96                       15836                     17584.00
           7/31/96                       15282.1                   16801.00
           8/31/96                       15712.3                   17157.00
           9/30/96                       16483.7                   18122.00
          10/31/96                       16529.2                   18618.00
          11/30/96                       17450.6                   20031.00
          12/31/96                       17365.1                   19639.00


The S&P 500 Index is an unmanaged index of common stocks and cannot be invested in directly. The Index does not take into account fees and expenses. Past performance is no guarantee of future results. Investment return and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For comparative purposes, the Index's July 31, 1992 value is used as the August 10, 1992 value.

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND

     Despite continuing good news on the inflation front, anxiety among investors about how long this good news could last pushed interest rates higher and bond prices lower in 1996. In sharp contrast to 1995, when appreciation in bond prices contributed to double-digit bond returns, total returns last year fell below the prevailing coupon yield. The investment strategy employed by Mark
A. Hemenetz, portfolio manager for the Fund, continues to seek to increase current income return consistent with maintaining a strong emphasis on the preservation of capital. Based on the Bank's positive outlook for the fixed income market, the Fund's average maturity, which was 4.6 years as of the end of 1996, is moderately longer than its benchmark.

     Net asset growth for 1996 was approximately 5%, increasing from $61 million to $64 million.

                              CUMULATIVE       AVERAGE ANNUAL
                             TOTAL RETURN       TOTAL RETURN
                            ---------------    ---------------
         PERIOD             NET ASSET VALUE    NET ASSET VALUE
-------------------------   ---------------    ---------------

1 Year...................         3.16%              3.16%
Inception (8/10/92)......        22.57%              4.74%

                                                                     (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
---------   CHAIRMAN'S LETTER   (CONTINUED)

BNY HAMILTON INTERMEDIATE GOVERNMENT FUND

                                   Hamilton                   Lehman
                                 Intermediate              Intermediate
                               Government Fund            Government Fund

           8/10/92                 10000                       10000
           8/31/92                  9984                       10102
           9/30/92                 10132.9                     10241
          10/31/92                  9992                       10118
          11/30/92                  9940.6                     10077
          12/31/92                 10050.6                     10207
           1/31/93                 10223.1                     10397
           2/28/93                 10393.3                     10550
           3/31/93                 10414.3                     10589
           4/30/93                 10486.8                     10672
           5/31/93                 10471.3                     10643
           6/30/93                 10662.2                     10797
           7/31/93                 10678.7                     10818
           8/31/93                 10872.6                     10980
           9/30/93                 10928.8                     11024
          10/31/93                 10964.5                     11050
          11/30/93                 10818.9                     10996
          12/31/93                 10857.2                     11041
           1/31/94                 11009.4                     11150
           2/28/94                 10739.3                     10997
           3/31/94                 10473                       10837
           4/30/94                 10377.7                     10766
           5/31/94                 10359.8                     10774
           6/30/94                 10296.7                     10776
           7/31/94                 10429.9                     10918
           8/31/94                 10452.8                     10950
           9/30/94                 10309.6                     10859
          10/31/94                 10290.6                     10861
          11/30/94                 10247.3                     10813
          12/31/94                 10296                       10848
           1/31/95                 10458.4                     11025
           2/28/95                 10686.2                     11237
           3/31/95                 10748.6                     11299
           4/30/95                 10890.4                     11430
           5/31/95                 11275.2                     11753
           6/30/95                 11337.2                     11827

           7/31/95                 11308.2                     11833
           8/31/95                 11407.7                     11930
           9/30/95                 11495.2                     12011
          10/31/95                 11608.6                     12142
          11/30/95                 11756.2                     12290
          12/31/95                 11881.7                     12412
           1/31/96                 11948                       12516
           2/29/96                 11810.2                     12384
           3/31/96                 11757                       12328
           4/30/96                 11702.4                     12292
           5/31/96                 11672.9                     12285
           6/30/96                 11800.2                     12410
           7/31/96                 11831.2                     12448
           8/31/96                 11825.4                     12463
           9/30/96                 12004.1                     12623
          10/31/96                 12184.4                     12831
          11/30/96                 12338.9                     12986
          12/31/96                 12257                       12916


The Lehman Brothers Intermediate Government Index is an unmanaged index generally considered representative of the U.S. Government intermediate-term bond market. The Index does not take into account fees and expenses. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For comparative purposes, the Index's July 31, 1992 value is used as the August 10, 1992 value.

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND

     Tax-exempt bonds fared well relative to most sectors of the fixed income market in 1996 as diminishing fears about a 'flat tax' helped offset anxieities concerning the potential for rising inflation. Nonetheless, modest weakness in bond prices resulted in total returns falling below the income return, which marked a notable contrast to the prior year. To meet the Fund's dual objectives of high triple tax-exempt current income and relative stability of principal, Colleen M. Frey, portfolio manager for the Fund, continues to emphasize high quality issues with an average maturity in the 5-6 year range.

     Net assets decreased during 1996 by approximately 10%, from $41 million to $37 million.

                              CUMULATIVE       AVERAGE ANNUAL
                             TOTAL RETURN       TOTAL RETURN
                            ---------------    ---------------
         PERIOD             NET ASSET VALUE    NET ASSET VALUE
-------------------------   ---------------    ---------------
1 Year...................         3.47%              3.47%
Inception (8/10/92)......        21.88%              4.60%


                                                                     (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
---------   CHAIRMAN'S LETTER   (CONTINUED)

BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND


                                           Hamilton N.Y.        Lehman 5 Year
                                         Tax-Exempt Fund       Muni Bond Index

           8/10/92                           10000                  10000
           8/31/92                            9927.5                 9925
           9/30/92                            9978                   9988
          10/31/92                            9330.5                 9956
          11/30/92                           10043.7                10076
          12/31/92                           10018                  10147
           1/31/93                           10233.9                10256
           2/28/93                           10457.3                10524
           3/31/93                           10356.2                10405
           4/30/93                           10428.7                10472
           5/31/93                           10451.2                10508
           6/30/93                           10587.8                10650
           7/31/93                           10549.4                10658
           8/31/93                           10718.4                10803
           9/30/93                           10813.8                10880
          10/31/93                           10826.7                10897
          11/30/93                           10775.6                10865
          12/31/93                           10926.3                11014
           1/31/94                           11034.8                11117
           2/28/94                           10812.8                10909
           3/31/94                           10572.3                10666
           4/30/94                           10607.2                10774
           5/31/94                           10686.1                10834
           6/30/94                           10656.7                10809
           7/31/94                           10766.4                10927
           8/31/94                           10801.2                10980
           9/30/94                           10673.1                10897
          10/31/94                           10556.9                10836
          11/30/94                           10385.4                10767
          12/31/94                           10509.7                10862
           1/31/95                           10667.4                10996
           2/28/95                           10931.9                11125
           3/31/95                           11035.3                11302
           4/30/95                           11082.7                11332
           5/31/95                           11330.8                11580
           6/30/95                           11333                  11590
           7/31/95                           11425.6                11752
           8/31/95                           11529.8                11871
           9/30/95                           11554.4                11906
          10/31/95                           11614.3                11956
          11/30/95                           11707.4                12058

          12/31/95                           11779.2                12124
           1/31/96                           11862.9                12268
           2/29/96                           11853                  12227
           3/31/96                           11753.7                12162
           4/30/96                           11733.6                12144
           5/31/96                           11726.3                12129
           6/30/96                           11775.8                12215
           7/31/96                           11896.4                12296
           8/31/96                           11900.9                12322
           9/30/96                           11974.8                12414
          10/31/96                           12073.8                12530
          11/30/96                           12218.9                12704
          12/31/96                           12188.2                12685


The Lehman Brothers Lehman 5 Year Muni Bond Index is an unmanaged index generally considered representative of the intermediate state general obligation municipal bond market. The Index does not take into account fees and expenses. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Some investors may be subject to the alternative minimum tax and/or state and local taxes. For comparative purposes, the Index's July 31, 1992 value is used as the August 10, 1992 value.

     The BNY Hamilton Funds remain committed to helping their shareholders to achieve their long-term investment goals through all market environments. We thank you for the confidence which you have placed in us.

                                                                     (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
---------   CHAIRMAN'S LETTER   (CONTINUED)

     Looking forward, we are confident that 1997 will be another year of solid achievement and growth for the BNY Hamilton Funds. We would like to take this opprotunity to announce a particularly exciting new initiative. We have filed registration statements with the Securities and Exchange Commission to establish six new BNY Hamilton Funds which we hope to be able to launch during the second quarter. These new offerings will provide shareholders with significantly expanded potential to increase returns and improve diversification. These new Funds are: Large Cap Growth, Small Cap Growth, International Equity, Intermediate Tax Exempt, Intermediate Investment Grade, and for institutional shareholders, Treasury Money Fund.

     A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. These securities may not be sold, nor may offers to buy be accepted prior to the time the registration statement becomes effective. This communication shall not constitute an offer to sell or the solicitation of an offer to buy, nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

Sincerely,

/s/ Edward L. Gardner

Edward L. Gardner
Chairman of the Board
BNY Hamilton Funds, Inc.

--------------------------------------------------------------------------------

Money Fund Available to Individual Investors:

   The funds are pleased to announce the availability of the BNY Hamilton Fund, Hamilton Classic Shares. The "Hamilton Classic Shares" were started on December 4, 1995 for individual investors and allows the Funds to better service the investment needs of existing and prospective shareholders. The 7-day current yield for the "Hamilton Classic Shares" was 5.16% at December 31, 1996.

     An investment in the fund is neither insured nor guaranteed by the U.S. Government. Yields will fluctuate, and there can be no assurance that the fund will be able to maintain a stable NAV of $1.00 per share. Past performance is no guarantee of future results.

     For more complete information about the BNY Hamilton Money Fund Classic Shares, including charges and expenses, call 1-800-426-9363 for a prospectus. Read it carefully before you invest or send money.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
---------  TABLE OF CONTENTS

     EQUITY INCOME FUND

           SCHEDULE OF INVESTMENTS.....................    Page   1

           STATEMENT OF ASSETS AND LIABILITIES.........           5

           STATEMENT OF OPERATIONS.....................           5

           STATEMENTS OF CHANGES IN NET ASSETS.........           6

           FINANCIAL HIGHLIGHTS........................           7

     INTERMEDIATE GOVERNMENT FUND

           SCHEDULE OF INVESTMENTS.....................           8

           STATEMENT OF ASSETS AND LIABILITIES.........          10

           STATEMENT OF OPERATIONS.....................          10

           STATEMENTS OF CHANGES IN NET ASSETS.........          11

           FINANCIAL HIGHLIGHTS........................          12

     INTERMEDIATE NEW YORK TAX-EXEMPT FUND

           SCHEDULE OF INVESTMENTS.....................          13

           STATEMENT OF ASSETS AND LIABILITIES.........          16

           STATEMENT OF OPERATIONS.....................          16

           STATEMENTS OF CHANGES IN NET ASSETS.........          17

           FINANCIAL HIGHLIGHTS........................          18

     NOTES TO FINANCIAL STATEMENTS.....................          19

     REPORT OF INDEPENDENT ACCOUNTANTS.................          23

     FEDERAL INCOME TAX INFORMATION....................          23

     DIRECTORS AND OFFICERS............................          24

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
---------  BNY HAMILTON EQUITY INCOME FUND
           Schedule of Investments
           DECEMBER 31, 1996
--------------------------------------------------------------------------------

   NUMBER OF                                                        MARKET
    SHARES                                                           VALUE
---------------                                                 ---------------
                 COMMON STOCKS--74.81%
                 AIRCRAFT MANUFACTURING--2.61%
        53,100   Boeing Co. ..................................  $     5,648,512
                                                                ---------------
                 BANKING--6.59%
        50,000   Chase Manhattan Corp. .......................        4,462,500
        35,000   CoreStates Financial Corp. ..................        1,815,625
        33,000   First Union Corporation......................        2,442,000
        40,000   Mellon Bank Corp.............................        2,840,000
        60,000   U.S. Bancorp.................................        2,696,250
                                                                ---------------
                                                                     14,256,375
                                                                ---------------
                 CHEMICALS--BASIC--3.47%
       105,500   Monsanto Co. ................................        4,101,313
        40,000   Potash Corporation of Saskatchewan...........        3,400,000
                                                                ---------------
                                                                      7,501,313
                                                                ---------------
                 CHEMICALS--PETROLEUM--1.75%
        40,000   duPont (E.I.) De Nemours.....................        3,775,000
                                                                ---------------
                 COMMUNICATIONS
                 & PUBLISHING--0.43%
        20,000   Harcourt General, Inc. ......................          922,500
                                                                ---------------
                 COMPUTER SERVICES--1.12%
       *59,758   Ceridian Corp. ..............................        2,420,199
                                                                ---------------
                 COMPUTERS--SOFTWARE
                 & PERIPHERALS--2.06%
       *42,600   Cisco Systems, Inc. .........................        2,710,425
        37,500   Systeme, Anwendungen, Produkte in der
                 Datenverarbeitung (ADR)......................        1,742,130
                                                                ---------------
                                                                      4,452,555
                                                                ---------------
                 CONGLOMERATES--0.96%
        21,100   General Electric Co. ........................        2,086,263
                                                                ---------------
                 COSMETICS & TOILETRIES--2.84%

        60,000   Avon Products, Inc. .........................        3,427,500
        35,000   Gillette Company.............................        2,721,250
                                                                ---------------
                                                                      6,148,750
                                                                ---------------
                 ELECTRONICS--1.27%
        42,000   Sony Corp. (ADR).............................        2,756,250
                                                                ---------------

                 FINANCIAL SERVICES--0.83%
        49,140   First Data Corp. ............................  $     1,793,610
                                                                ---------------
                 FINANCIAL SERVICES--
                 MORTGAGE COMPANIES--1.12%
        65,000   Federal National Mortgage Association........        2,421,250
                                                                ---------------
                 FOOD & BEVERAGES--1.56%
       115,000   PepsiCo, Inc. ...............................        3,363,750
                                                                ---------------
                 FOOD PROCESSING--1.25%
        35,000   CPC International, Inc. .....................        2,712,500
                                                                ---------------
                 GOLD & PRECIOUS METALS--0.93%
        71,457   Freeport--McMoran Copper & Gold--A...........        2,009,728
                                                                ---------------
                 HEALTH CARE PRODUCTS
                 & SERVICES--1.17%
        62,025   Columbia Healthcare Corp. ...................        2,527,519
                                                                ---------------
                 HOUSEHOLD & PERSONAL CARE
                 PRODUCTS--1.49%
        30,000   Procter & Gamble Co. ........................        3,225,000
                                                                ---------------
                 INSURANCE--1.81%
        19,050   American International Group, Inc............        2,062,163
        75,000   Equitable Cos., Inc. ........................        1,846,874
                                                                ---------------
                                                                      3,909,037
                                                                ---------------
                 MANUFACTURING--CONSUMER
                 PRODUCTS--1.24%
        85,000   Newell Company...............................        2,677,500
                                                                ---------------
                 MEDICAL CARE PRODUCTS
                 & SUPPLIES--1.13%
        49,200   Johnson & Johnson............................        2,447,700
                                                                ---------------
                 NATURAL GAS--0.68%
        40,000   Questar Corp. ...............................        1,470,000
                                                                ---------------
                 OIL & GAS--2.18%
        25,000   Cooper Cameron Corp. ........................        1,912,500
        75,000   Williams Cos., Inc. .........................        2,812,500
                                                                ---------------

                                                                      4,725,000
                                                                ---------------

See notes to financial statements.
--------------------------------------------------------------------------------
                                       1

--------------------------------------------------------------------------------
---------  BNY HAMILTON EQUITY INCOME FUND
           Schedule of Investments (Continued)
           DECEMBER 31, 1996
--------------------------------------------------------------------------------

   NUMBER OF                                                        MARKET
    SHARES                                                           VALUE
---------------                                                 ---------------
                 COMMON STOCKS (CONTINUED)
                 OIL--DOMESTIC--1.53%
        25,000   Atlantic Richfield Co. ......................  $     3,312,500
                                                                ---------------
                 OIL--INTERNATIONAL--3.82%
        45,000   Elf Aquitaine (ADR)..........................        2,036,250
        36,200   Exxon Corp. .................................        3,547,600
        22,000   Mobil Corp. .................................        2,689,500
                                                                ---------------
                                                                      8,273,350
                                                                ---------------
                 PHARMACEUTICALS--3.43%
        55,000   American Home Products Corp. ................        3,224,375
       *31,600   Amgen, Inc. .................................        1,718,250
        30,000   Pfizer, Inc. ................................        2,486,250
                                                                ---------------
                                                                      7,428,875
                                                                ---------------
                 PHOTOGRAPHY EQUIPMENT--1.53%
        41,200   Eastman Kodak Co. ...........................        3,306,300
                                                                ---------------
                 RAILROADS--3.60%
        30,000   Burlington Northern Santa Fe Corp. ..........        2,591,250
        73,300   Canadian National Railway....................        2,785,400
        40,000   Union Pacific Corp. .........................        2,405,000
                                                                ---------------
                                                                      7,781,650
                                                                ---------------
                 REAL ESTATE INVESTMENT
                 TRUSTS--7.02%
       100,000   Avalon Properties, Inc. .....................        2,875,000
        80,000   Cali Realty Corp. ...........................        2,470,000
        12,733   Camden Property Trust........................          364,482

        65,000   Carramerica Realty Corp. ....................        1,901,250
        55,000   Duke Realty Investment, Inc. ................        2,117,500
       100,000   Federal Realty Investment Trust..............        2,712,500
        85,000   General Growth Properties....................        2,741,250
                                                                ---------------
                                                                     15,181,982
                                                                ---------------
                 RESORTS & ENTERTAINMENT--1.34%
        41,600   Walt Disney Co. .............................        2,896,400
                                                                ---------------

                 RETAIL--SPECIALTY STORES--1.83%
       *50,000   Borders Group, Inc. .........................  $     1,793,750
        52,600   CVS Corporation..............................        2,176,325
                                                                ---------------
                                                                      3,970,075
                                                                ---------------
                 SEMICONDUCTORS--2.14%
        20,000   Intel Corporation............................        2,618,750
       *48,000   SGL Carbon AG (ADR)..........................        2,010,000
                                                                ---------------
                                                                      4,628,750
                                                                ---------------
                 TECHNOLOGY INDUSTRIES--1.84%
        65,000   Motorola, Inc. ..............................        3,989,375
                                                                ---------------
                 TELECOMMUNICATIONS--1.55%
       *45,000   Qualcomm Inc. ...............................        1,794,375
       *60,000   Worldcom Inc. ...............................        1,563,750
                                                                ---------------
                                                                      3,358,125
                                                                ---------------
                 TELECOMMUNICATIONS--
                 NON-U.S.--2.23%
      *100,000   Compania Anonima Nacional Telefonos de
                 Venezuela (ADR)..............................        2,812,500
        35,000   Nokia Corp. (ADR)--A.........................        2,016,875
                                                                ---------------
                                                                      4,829,375
                                                                ---------------
                 UTILITIES--GAS &
                 ELECTRIC--4.46%
        70,000   DQE, Inc. ...................................        2,030,000
        85,000   Florida Progress Corp. ......................        2,741,250
        65,000   SCANA Corp...................................        1,738,750
        77,150   Texas Utilities Co. .........................        3,143,863
                                                                ---------------
                                                                      9,653,863
                                                                ---------------
                 TOTAL COMMON STOCKS
                 (Cost $121,821,395)..........................      161,860,931
                                                                ---------------


See notes to financial statements.
--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------
---------  BNY HAMILTON EQUITY INCOME FUND
           Schedule of Investments (Continued)
           DECEMBER 31, 1996
--------------------------------------------------------------------------------

   NUMBER OF                                                        MARKET
    SHARES                                                           VALUE
---------------                                                 ---------------
                 CONVERTIBLE PREFERRED
                 STOCKS--12.54%
                 BUSINESS EQUIPMENT
                 & SERVICES--1.10%
        25,000   Alco Standard Corp., Ser. BB.................  $     2,387,500
                                                                ---------------
                 COMPUTER--SOFTWARE &
                 PERIPHERALS--1.30%
        35,000   Microsoft Corp. .............................        2,804,375
                                                                ---------------
                 CONTAINERS--1.61%
        67,000   Crown Cork & Seal............................        3,484,000
                                                                ---------------
                 FINANCIAL SERVICES--2.63%
       *49,000   SunAmerica Inc. .............................        2,070,250
        37,500   Vanstar Financing Trust(a)...................        1,950,000
        32,000   Wendys Financing I...........................        1,664,000
                                                                ---------------
                                                                      5,684,250
                                                                ---------------
                 INSURANCE--1.18%
        25,000   Allstate Corp. (Exchangeable Notes)..........        1,181,250
        15,000   Jefferson-Pilot 'NB' (ACES)..................        1,365,000
                                                                ---------------
                                                                      2,546,250
                                                                ---------------
                 OIL & GAS--1.38%
        80,000   Atlantic Richfield Co. ......................        1,720,000
        53,200   Enron Corp. .................................        1,276,800
                                                                ---------------
                                                                      2,996,800
                                                                ---------------
                 PHARMACEUTICALS--0.95%
        30,000   Salomon 6.50% Amgen Yield
                 Enhanced Equity Linked Debt
                 Securities ('YEELDS')........................        2,055,000
                                                                ---------------

                 RETAILING--1.24%
        55,000   K mart Financing I...........................        2,681,250
                                                                ---------------
                 TELECOMMUNICATIONS--1.15%
        55,000   Airtouch Communications Inc..................        2,488,750
                                                                ---------------
                 TOTAL CONVERTIBLE PREFERRED STOCKS
                 (Cost $25,166,547)...........................       27,128,175
                                                                ---------------


   PRINCIPAL                                                        MARKET
    AMOUNT                                                           VALUE
---------------                                                 ---------------
                 CONVERTIBLE BONDS--8.57%
                 COMPUTER SERVICES--0.60%
$    1,250,000   National Data, 5.00%, 11/01/03...............  $     1,296,875
                                                                ---------------
                 ELECTRONICS--1.43%
     2,000,000   Altera Corp., 5.75%, 6/15/02(a)..............        3,102,500
                                                                ---------------
                 HEALTH CARE
                 & HOSPITAL MANAGEMENT--1.45%
     1,550,000   HEALTHSOUTH Rehabilitation Corp., 5.00%,
                 4/01/01......................................        3,138,750
                                                                ---------------
                 INDUSTRIAL DEVELOPMENT--1.32%
     1,500,000   Alza Corp., 5.00%, 5/01/06...................        1,470,000
     1,500,000   Imax Corp., 5.75%, 4/01/01(a)................        1,395,000
                                                                ---------------
                                                                      2,865,000
                                                                ---------------
                 MANUFACTURING--2.16%
     1,500,000   Central Garden & Pet, 6.00%, 11/15/03(a).....        1,488,750
     1,250,000   Saks Holdings, 5.50%, 9/15/06                        1,146,875
     2,000,000   U.S. Filter Corp., 4.50%, 12/15/01...........        2,042,500
                                                                ---------------
                                                                      4,678,125
                                                                ---------------
                 OIL--DOMESTIC--0.72%
     1,000,000   Pennzoil, 6.50%, 1/15/03.....................        1,547,500
                                                                ---------------
                 REAL ESTATE INVESTMENT
                 TRUST--0.89%
     1,500,000   Liberty Property Trust, 8.00%, 7/01/01.......        1,925,625
                                                                ---------------
                 TOTAL CONVERTIBLE BONDS
                 (Cost $15,685,702)...........................       18,554,375
                                                                ---------------

See notes to financial statements.

--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------
---------  BNY HAMILTON EQUITY INCOME FUND
           Schedule of Investments (Continued)
           DECEMBER 31, 1996
--------------------------------------------------------------------------------

   PRINCIPAL                                                        MARKET
    AMOUNT                                                           VALUE
---------------                                                 ---------------
                 FOREIGN BOND--0.68%
$    1,500,000   Republic of Italy, 5.00%, 6/28/01 (Cost
                 $1,525,000)..................................  $     1,468,125
                                                                ---------------
                 REPURCHASE
                 AGREEMENT--5.07%
    10,960,000   Repurchase agreement with Deutsche Bank,
                 6.95%, due 1/02/96, repurchase price
                 $10,966,348 (Collateral-- FMAC, 6.24%,
                 1/15/09; aggregate market value plus accrued
                 interest $11,288,800) (Cost $10,960,000).....       10,960,000
                                                                ---------------

                                                           STRIKE    MARKET
   CONTRACTS                                               PRICE     VALUE
---------------                                            ------   -------

                 PURCHASED PUT OPTIONS--0.05%
*         135    S&P 500, expiration 1/18/97 (Cost
                 $202,905)..........................         730  $     108,000
                                                                  -------------
-------------
                 TOTAL INVESTMENTS-- 101.72%

                 (Cost $175,361,549)-- (b)..........                220,079,606
                 Liabilities in excess of cash,
                 receivables and other
                 assets--(1.72%)....................                 (3,716,268)
                                                                  -------------
                 NET ASSETS--100.00%                              $ 216,363,338
                                                                  -------------
                                                                  -------------


*         Non-income producing security.
ACES      Automatic Common Exchange Securities.
ADR       American Depository Receipt.
(a)       Illiquid security.
(b)       The cost stated also represents the
          aggregate cost for Federal income tax
          purposes. At December 31, 1996, net
          unrealized appreciation was $44,718,057
          based on cost for Federal income tax
          purposes. This consisted of aggregate
          gross unrealized appreciation of
          $46,457,434 and aggregate gross
          unrealized depreciation of $1,739,377.

See notes to financial statements.
--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------
---------  BNY HAMILTON EQUITY INCOME FUND
           Statement of Assets and Liabilities
           DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS:
  Investments at market value,
     (Identified cost $175,361,549).....  $220,079,606
  Cash..................................           214
  Receivables:
     Interest...........................       195,273
     Dividends..........................       373,767
  Deferred organization costs and other
     assets.............................        22,398
                                          ------------
     TOTAL ASSETS.......................   220,671,258
                                          ------------
LIABILITIES:
  Payables:
     Investments purchased..............       929,350
     Capital stock repurchased..........       214,552
     Dividends..........................     2,925,262
     Services provided by the Bank of
       New York and Administrator.......       172,558
  Accrued expenses and other
     liabilities........................        66,198
                                          ------------
     TOTAL LIABILITIES..................     4,307,920
                                          ------------
NET ASSETS:
  (applicable to 15,318,851 shares
     issued and outstanding; 200 million
     shares of $.001 par value
     authorized)........................  $216,363,338
                                          ------------
  Net asset value, offering price and
     repurchase price per share
     ($216,363,338/15,318,851 shares)...  $      14.12
                                          ------------
SOURCES OF NET ASSETS:
  Capital stock @ par...................  $     15,318
  Capital surplus.......................   171,363,718
  Undistributed net investment income...       223,704
  Accumulated net realized gain on
     investments........................        42,541
  Net unrealized appreciation on
     investments........................    44,718,057
                                          ------------
NET ASSETS..............................  $216,363,338
                                          ------------
                                          ------------


Statement of Operations

FOR THE YEAR
ENDED DECEMBER 31, 1996

INVESTMENT INCOME:
  Dividends (net of foreign withholding taxes of
     $39,743).....................................  $  4,908,117
  Interest........................................     1,437,866
                                                    ------------
     TOTAL INCOME.................................     6,345,983
                                                    ------------
EXPENSES:
  Advisory........................................     1,211,813
  Administration..................................       403,939
  Accounting services.............................        60,000
  Custodian.......................................        39,598
  Cash management.................................        19,646
  Transfer agent..................................       116,114
  Audit...........................................         8,873
  Insurance.......................................         6,749
  Directors.......................................        17,954
  Reports to shareholders.........................        24,845
  Registration and filings........................        19,836
  Legal...........................................         9,916
  Other...........................................        28,244
                                                    ------------
     TOTAL EXPENSES...............................     1,967,527
                                                    ------------
     NET INVESTMENT INCOME........................     4,378,456
                                                    ------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain on investment transactions....    16,399,231
  Net realized loss on written call options.......      (665,422)
                                                    ------------
  Net realized gains on investments...............    15,733,809
                                                    ------------
  Increase in unrealized appreciation on
     investments during the year..................    16,180,723
  Increase in unrealized appreciation on written
     call options during the year.................       192,616
                                                    ------------
  Net unrealized gain on investments during the
     year.........................................    16,373,339
                                                    ------------
  Net realized and unrealized gain on
     investments..................................    32,107,148
                                                    ------------
  Net increase in net assets resulting from

     operations...................................   $36,485,604
                                                    ------------
                                                    ------------

See notes to financial statements.

--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------
---------  BNY HAMILTON EQUITY INCOME FUND
           Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                  YEAR ENDED DECEMBER 31,
                                                ----------------------------
                                                    1996            1995
                                                ------------    ------------
OPERATIONS:
  Net investment income......................   $  4,378,456    $  4,157,218
  Net realized gain on investments...........     15,733,809       6,729,207
  Net unrealized gain on investments during
     the year................................     16,373,339      24,728,968
                                                ------------    ------------
     Net increase in net assets resulting
      from operations........................     36,485,604      35,615,393
                                                ------------    ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income.......     (4,220,255)     (4,143,915)
  Distributions from capital gains...........    (15,772,269)     (1,521,251)
                                                ------------    ------------
     Total dividends and distributions to
      shareholders...........................    (19,992,524)     (5,665,166)
                                                ------------    ------------

CAPITAL STOCK TRANSACTIONS:
  Proceeds from capital stock sold...........     45,850,655      28,650,069
  Proceeds from reinvestment of dividends and
     distributions...........................     15,622,755       3,841,802
  Cost of capital stock repurchased..........    (31,443,997)    (27,731,884)
                                                ------------    ------------
     Net increase in net assets resulting
      from capital stock transactions........     30,029,413       4,759,987
                                                ------------    ------------
       INCREASE IN NET ASSETS................     46,522,493      34,710,214

NET ASSETS:
  Beginning of year..........................    169,840,845     135,130,631
                                                ------------    ------------

  End of year................................   $216,363,338    $169,840,845
                                                ------------    ------------
                                                ------------    ------------

CHANGE IN CAPITAL STOCK OUTSTANDING:
  Shares sold................................      3,366,850       2,490,205
  Shares issued on reinvestment of dividends
     and distributions.......................      1,107,533         312,500
  Shares repurchased.........................     (2,232,920)     (2,352,875)
                                                ------------    ------------
     Net increase............................      2,241,463         449,830
  Shares outstanding, beginning of year......     13,077,388      12,627,558
                                                ------------    ------------
  Shares outstanding, end of year............     15,318,851      13,077,388
                                                ------------    ------------
                                                ------------    ------------

See notes to financial statements.

--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------
---------  BNY HAMILTON EQUITY INCOME FUND
           Financial Highlights
--------------------------------------------------------------------------------

                                                                              FOR THE
                                                                               PERIOD
                                                                             AUGUST 10,
                                                                               1992*
                                       YEAR ENDED DECEMBER 31,                THROUGH
                            ---------------------------------------------   DECEMBER 31,
                              1996        1995        1994        1993          1992
                            ---------   ---------   ---------   ---------   ------------
PER SHARE DATA:
Net asset value at
  beginning of period....   $ 12.99     $   10.70   $   11.30   $   10.43     $  10.00
                            ---------   ---------   ---------   ---------   ------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income....      0.30          0.32        0.31        0.29         0.11
Net realized and
  unrealized gain (loss)
  on investments.........      2.22          2.41       (0.60)       0.94         0.47
                            ---------   ---------   ---------   ---------   ------------
     Total from
       investment
       operations........      2.52          2.73       (0.29)       1.23         0.58

                            ---------   ---------   ---------   ---------   ------------
DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income......     (0.29)        (0.32)      (0.31)      (0.28)       (0.12)
Distributions from
  capital gains..........     (1.10)        (0.12)         --       (0.08)       (0.03)
                            ---------   ---------   ---------   ---------   ------------
     Total dividends and
       distributions.....     (1.39)        (0.44)      (0.31)      (0.36)       (0.15)
                            ---------   ---------   ---------   ---------   ------------
Net asset value at end of
  period.................   $ 14.12     $   12.99   $   10.70   $   11.30     $  10.43
                            ---------   ---------   ---------   ---------   ------------
                            ---------   ---------   ---------   ---------   ------------

TOTAL RETURN:+...........     19.58%        25.78%      (2.58)%     11.94%        5.86%**

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period
  (000's omitted)........   $216,363    $ 169,841   $ 135,131   $ 112,849     $ 20,440
Ratio to average net
  assets of:
  Expenses, net of waiver
     from The Bank of New
     York................      0.97%         1.00%       1.04%       1.09%        1.10%***
  Expenses, prior to
     waiver from The Bank
     of New York.........      0.97%         1.00%       1.04%       1.12%        2.12%***
  Net investment income,
     net of waiver from
     The Bank of New
     York................      2.17%         2.66%       2.89%       2.82%        3.33%***
Portfolio turnover
  rate...................        58%           58%         51%         50%          25%
Average commission rate
  paid per share
  traded.................   $ .0622     $   .0557

*   Commencement of investment operations.

**  Not annualized.

*** Annualized.

+   Total return does not consider the effect of the sales load.

See notes to financial statements.

--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------
---------  BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
           Schedule of Investments
           DECEMBER 31, 1996
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                       MARKET VALUE
---------------                                                 ---------------
                 U.S. GOV'T AGENCIES & OBLIGATIONS--85.55%

                 UNITED STATES GOVERNMENT AGENCY
                 SECURITIES--33.10%
                 Federal Home Loan Bank,
$       500,000  5.24%, 7/20/98...............................  $       495,210
      4,000,000  5.37%, 11/3/00...............................        3,868,188
        750,000  5.93%, 3/7/03................................          728,583
                 Federal Home Loan Mortgage Corporation,
        500,000  5.76%, 7/13/98...............................          496,542
      1,000,000  5.55%, 9/7/00................................          975,326
        250,000  7.60%, 5/12/05...............................          251,188
                 Federal National Mortgage Association,
        500,000  5.35%, 8/12/98...............................          494,815
      3,200,000  6.20%, 7/10/03...............................        3,112,403
        106,999  8.50%, 2/25/04...............................          106,954
        100,000  6.40%, 9/27/05...............................           98,111
      2,000,000  8.30%, 6/25/20...............................        2,039,641
        803,033  9.00%, 3/1/22................................          855,656
                 Tennessee Valley Authority,
      1,500,000  6.25%, 8/1/99................................        1,503,069
      1,350,000  6.00%, 11/1/00...............................        1,337,194
      5,000,000  6.125%, 7/15/03..............................        4,862,190
                                                                ---------------
                                                                     21,225,070
                                                                ---------------
                 UNITED STATES TREASURY BONDS--11.08%
      2,535,000  5.875%, 8/15/98..............................        2,531,831
      4,275,000  7.50%, 2/15/05...............................        4,572,916
                                                                ---------------
                                                                      7,104,747
                                                                ---------------
                 UNITED STATES TREASURY NOTES--40.15%
         75,000  6.50%, 5/15/97...............................           75,234
        500,000  6.00%, 5/31/98...............................          500,313
      3,625,000  6.375%, 1/15/99..............................        3,658,984
      2,000,000  6.75%, 6/30/99...............................        2,035,000
        150,000  8.00%, 8/15/99...............................          157,078
      1,500,000  6.875%, 8/31/99..............................        1,530,938
      2,025,000  6.875%, 3/31/00..............................        2,071,196
      3,750,000  6.75%, 4/30/00...............................        3,821,486

        300,000  7.50%, 5/15/02...............................          317,250
        550,000  6.25%, 2/15/03...............................          549,485
      5,000,000  5.75%, 8/15/03...............................        4,850,000

$       375,000  7.875%, 11/15/04.............................  $       409,219
      1,800,000  6.50%, 5/15/05...............................        1,813,502
      4,100,000  5.875%, 11/15/05.............................        3,955,221
                                                                ---------------
                                                                     25,744,906
                                                                ---------------
                 UNITED STATES TREASURY STRIPPED
                 PRINCIPAL--1.22%
      1,000,000  0.00%, 2/15/01...............................          778,230
                                                                ---------------
                 TOTAL U.S. GOV'T AGENCIES & OBLIGATIONS (Cost
                 $54,827,430).................................       54,852,953
                                                                ---------------
                 MORTGAGE BACKED SECURITIES--7.10%
                 Federal Home Loan Mortgage Corporation,
        131,732  Pool #218711, 8.00%, 10/1/02.................          135,103
        410,942  Pool #251836, 8.50%, 5/1/04..................          425,481
        120,851  Pool #502185, 8.50%, 7/1/05..................          125,058
         30,660  Pool #160062, 9.50%, 10/1/08.................           32,860
         35,707  Pool #160065, 9.50%, 11/1/08.................           38,269
         35,837  Pool #160066, 9.75%, 11/1/08.................           38,637
        406,325  Pool #555045, 8.00%, 5/1/19..................          417,186
                 Federal National Mortgage Association,
      1,113,169  Pool #195152, 7.00%, 1/1/08..................        1,118,490
                 Government National Mortgage Association,
         50,221  Pool #6400, 8.00%, 6/15/05...................           51,226
         84,655  Pool #7774, 8.00%, 9/15/05...................           86,348
         74,947  Pool #7038, 8.00%, 10/15/05..................           76,445
         72,691  Pool #11310, 8.00%, 11/15/05.................           74,145
         29,310  Pool #9839, 8.00%, 7/15/06...................           29,897
         46,794  Pool #10459, 8.00%, 8/15/06..................           47,729
        162,313  Pool #10419, 8.00%, 9/15/06..................          165,559
         82,024  Pool #12590, 8.00%, 9/15/06..................           83,664
        153,820  Pool #14295, 8.00%, 1/15/07..................          156,896
        149,580  Pool #204365, 9.00%, 3/15/17.................          160,212
        781,001  Pool #407323, 8.25%, 4/15/25.................          802,723
        484,963  Pool #417331, 7.50%, 3/15/26.................          485,266
                                                                ---------------
                 TOTAL MORTGAGE BACKED SECURITIES (Cost
                 $5,329,888)                                          4,551,194
                                                                ---------------

See notes to financial statements.
--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------
---------  BNY HAMILTON INTERMEDIATE GOVERNMENT FUND

           Schedule of Investments (Continued)
           DECEMBER 31, 1996
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                       MARKET VALUE
---------------                                                 ---------------
                 COLLATERALIZED MORTGAGE
                 OBLIGATIONS--5.42%
                 Federal Home Loan Mortgage Corporation,
$       776,638  Series 1317E, 7.00%, 6/15/04.................  $       780,894
        500,000  Series 1202E, 7.00%, 7/15/05.................          504,225
        500,000  Series 1338G, 6.75%, 1/15/06.................          503,165
                 Federal National Mortgage Association,
        763,332  Series 1993-47A, 6.65%, 3/25/05..............          764,716
        500,000  Series 1992-108G, 7.00%, 8/25/05.............          504,340
        233,439  Series 1990-31, 7.00%, 6/25/19...............          234,567
                 Government National Mortagage Association,
        186,395  Series 1995-2D, 8.50%, 11/20/15..............          186,158
                                                                ---------------
                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                 (Cost $3,499,060)............................        3,478,065
                                                                ---------------
                                                                ---------------

                 REPURCHASE AGREEMENT--.99%
$       633,000  Repurchase agreement with Deutsche Bank,
                 6.95%, due 1/2/97, repurchase price $633,367
                 (Collateral--Federal National Mortgage
                 Association, 6.50%, 2/25/00; aggregate market
                 value plus accrued interest $651,990) (Cost
                 $633,000)....................................  $       633,000
                                                                ---------------
                 TOTAL INVESTMENTS--
                 (Cost $64,289,378)--(a) 99.06%...............       63,515,212
                 Cash, receivables and other assets less
                 liabilities--0.94%...........................          601,360
                                                                ---------------
                 NET ASSETS--100.00%..........................  $    64,116,572
                                                                ---------------

(a) The cost stated also represents the aggregate cost for Federal income tax purposes. At December 31, 1996, net unrealized depreciation was $774,166 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $140,521 and aggregate gross unrealized depreciation of $914,687.

See notes to financial statements.
--------------------------------------------------------------------------------
                                       9

--------------------------------------------------------------------------------
---------  BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
           Statement of Assets and Liabilities
           DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS:
  Investments at market value, (Identified cost
     $64,289,378).................................  $63,515,212
  Cash............................................          321
  Receivables:
     Investments sold.............................       16,283
     Interest.....................................    1,051,108
     Capital stock sold...........................       10,162
  Deferred organization costs and other assets....       13,536
                                                    -----------
     TOTAL ASSETS.................................   64,606,622
                                                    -----------

LIABILITIES:
  Payables:
     Capital stock repurchased....................      303,776
     Dividends....................................       94,722
     Services provided by The Bank of New York and
       Administrator..............................       54,768
  Accrued expenses and other liabilities..........       36,784
                                                    -----------
     TOTAL LIABILITIES............................      490,050
                                                    -----------
NET ASSETS:
  (applicable to 6,609,815 shares issued and
     outstanding; 200 million shares of $.001 par
     value authorized)............................  $64,116,572
                                                    -----------
                                                    -----------
  Net asset value, offering price and repurchase
     price per share ($64,116,572/6,609,815
     shares)......................................  $      9.70
                                                    -----------
                                                    -----------
SOURCES OF NET ASSETS:
  Capital stock @ par.............................  $     6,610
  Capital surplus.................................   67,529,284
  Accumulated net realized loss on investments....   (2,645,156)
  Net unrealized depreciation on investments......     (774,166)
                                                    -----------
NET ASSETS........................................  $64,116,572
                                                    -----------
                                                    -----------


Statement of Operations

FOR THE YEAR
ENDED DECEMBER 31, 1996

INVESTMENT INCOME:
  Interest........................................  $4,223,225
                                                    ----------

EXPENSES:
  Advisory........................................     321,787
  Administration..................................     128,631
  Accounting services.............................      60,000
  Custodian.......................................      17,981
  Cash management.................................       8,964
  Transfer agent..................................      45,806
  Audit...........................................       3,775
  Insurance.......................................       2,599
  Directors.......................................      17,954
  Reports to shareholders.........................       9,239
  Registration and filing.........................      13,854
  Legal...........................................       3,616
  Other...........................................      20,161
                                                    ----------
     TOTAL EXPENSES...............................     654,367
                                                    ----------
     NET INVESTMENT INCOME........................   3,568,858
                                                    ----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investment transactions....    (535,071)

  Decrease in unrealized appreciation on
     investments during the period................    (978,520)
                                                    ----------
  Net realized and unrealized loss on
     investments..................................  (1,513,591)
                                                    ----------
  Net increase in net assets resulting from
     operations...................................  $2,055,267
                                                    ----------
                                                    ----------

See notes to financial statements.

--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------
---------  BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
           Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31,
                                          --------------------------
                                              1996          1995
                                          ------------  ------------

OPERATIONS:
  Net investment income.................  $ 3,568,858   $ 3,406,583
  Net realized loss on investments......     (535,071)     (704,447)
  Increase in unrealized appreciation
     (depreciation) on investments
     during the year....................     (978,520)    6,144,249
                                          ------------  ------------
     Net increase in net assets
      resulting from operations.........    2,055,267     8,846,385
                                          ------------  ------------

DIVIDENDS TO SHAREHOLDERS:
  Dividends from net investment
     income.............................   (3,568,858)   (3,406,583)
                                          ------------  ------------

CAPITAL STOCK TRANSACTIONS:
  Proceeds from capital stock sold......   22,217,396    10,197,215
  Proceeds from reinvestment of
     dividends..........................    2,429,127     2,247,470
  Cost of capital stock repurchased.....  (19,675,281)  (16,553,657)
                                          ------------  ------------
     Increase (decrease) in net assets
      resulting from capital stock
      transactions......................    4,971,242    (4,108,972)
                                          ------------  ------------

       INCREASE IN NET ASSETS...........    3,457,651     1,330,830

NET ASSETS:
  Beginning of year.....................   60,658,921    59,328,091
                                          ------------  ------------
  End of year...........................  $64,116,572   $60,658,921
                                          ------------  ------------
                                          ------------  ------------

CHANGE IN CAPITAL STOCK OUTSTANDING:
  Shares sold...........................    2,285,237     1,074,090
  Shares issued on reinvestment of
     dividends..........................      250,971       233,341
  Shares repurchased....................   (2,028,495)   (1,726,729)

                                          ------------  ------------
     Net increase (decrease)............      507,713      (419,298)
  Shares outstanding, beginning of
     year...............................    6,102,102     6,521,400
                                          ------------  ------------
  Shares outstanding, end of year.......    6,609,815     6,102,102
                                          ------------  ------------
                                          ------------  ------------

See notes to financial statements.

--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------
---------  BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
           Financial Highlights
--------------------------------------------------------------------------------

                                                                              FOR THE
                                                                               PERIOD
                                                                             AUGUST 10,
                                                                               1992*
                                      YEAR ENDED DECEMBER 31,                 THROUGH
                           ----------------------------------------------   DECEMBER 31,
                              1996        1995        1994        1993          1992
                           ----------  ----------  ----------  ----------   ------------
PER SHARE DATA:
Net asset value at
  beginning of period....  $  9.94     $     9.10  $    10.12  $     9.87     $  10.00
                           -------     ----------  ----------  ----------   ----------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income....     0.54           0.53        0.50        0.51         0.18
Net realized and
  unrealized gain (loss)
  on investments.........    (0.24)          0.84       (1.02)       0.27        (0.13)
                           -------     ----------  ----------  ----------   ----------
     Total from
       investment
       operations........     0.30           1.37       (0.52)       0.78         0.05
                           -------     ----------  ----------  ----------   ----------
DIVIDENDS AND
  DISTRIBUTION
Dividends from net
  investment income......    (0.54)         (0.53)      (0.50)      (0.51)       (0.18)
Distribution from capital
  gains..................       --             --          --       (0.02)          --
                           -------     ----------  ----------  ----------   ----------

     Total dividends and
       distribution......    (0.54)         (0.53)      (0.50)      (0.53)       (0.18)
                           -------     ----------  ----------  ----------   ----------
Net asset value at end of
  period.................  $  9.70     $     9.94  $     9.10  $    10.12     $   9.87
                           -------     ----------  ----------  ----------   ----------
                           -------     ----------  ----------  ----------   ----------

TOTAL RETURN:+...........     3.16%         15.40%      (5.17)%       8.03%       0.51%**

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period (000's
  omitted)...............  $64,117     $   60,659  $   59,328  $   72,069     $ 25,575
Ratio to average net
  assets of:
  Expenses, net of waiver
     from The Bank of New
     York................     1.02%          1.06%       1.07%       0.86%        0.75%***
  Expenses, prior to
     waiver from The Bank
     of New York.........     1.02%          1.06%       1.10%       1.15%        1.64%***
  Net investment income,
     net of waiver from
     The Bank of New
     York................     5.54%          5.52%       5.30%       5.04%        4.62%***
Portfolio turnover
  rate...................       57%            48%         49%         67%          63%

*   Commencement of investment operations.

**  Not annualized.

*** Annualized.

+   Total return does not consider the effect of the sales load.

See notes to financial statements.

--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------
---------  BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
           Schedule of Investments
           DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                             *MOODY'S
   PRINCIPAL                                   /S&P     INTEREST   MATURITY     MARKET

    AMOUNT                                   RATINGS      RATE       DATE        VALUE
---------------                             ----------  --------   --------   -----------
                 MUNICIPAL BONDS--97.87%

                 CERTIFICATES OF
                 PARTICIPATION--1.36%
$       500,000  New York State
                 Certificate of
                 Participation............   BAA1/BBB     5.000%   03/01/00   $   501,270
                                                                              -----------
                 EDUCATION--11.12%
        235,000  Dutchess County, New York
                 IDA Civic Facility
                 Revenue, Bard College....     A/NR       6.000    11/01/99       240,184
        250,000  New York State Dormitory
                 Authority, Columbia
                 University...............   Aaa/AA+      5.000    07/01/00       256,120
      1,000,000  New York State Dormitory
                 Authority, Cornell
                 University...............    Aa/AA       4.600    07/01/00     1,015,170
      1,000,000  New York State Dormitory
                 Authority, New York
                 University, MBIA
                 Insured+.................   Aaa/AAA      5.500    07/01/04     1,051,370
      1,000,000  New York State Dormitory
                 Authority, Strong
                 Hospital (University of
                 Rochester)...............    A1/A+       5.000    07/01/02     1,017,740
        500,000  New York State Dormitory
                 Authority, University of
                 Rochester................    A1/A+       4.700    07/01/00       505,785
                                                                              -----------
                                                                                4,086,369
                                                                              -----------
                 GENERAL OBLIGATION--8.53%
        500,000  Monroe County, New York,
                 MBIA Insured+............   Aaa/AAA      4.800    06/01/02       508,130
         60,000  Monroe County, New York
                 Series B, Unrefunded
                 Balance, Callable 6/01/98
                 @ 102....................    Aa/AA-      7.000    06/01/03        63,458
      1,000,000  New York State, General
                 Obligation...............     A/A-       4.600    03/15/01     1,004,870
      1,000,000  New York State, General
                 Obligation...............     A/A-       5.125    06/15/04     1,024,550
        500,000  New York State Municipal
                 Bond Bank Agency
                 (City of Rochester)......    NR/A+       6.400    03/15/01       532,050
                                                                              -----------
                                                                                3,133,058
                                                                              -----------
                 HEALTH CARE--1.44%
        500,000  New York State Medical

                 Care Facilities--
                 Downstate Medical
                 Center...................    NR/AAA      5.700    02/15/04       527,460
                                                                              -----------
                 HOUSING--2.77%
        500,000  New York State Mortgage
                 Revenue Agency...........    Aa/NR       5.300    04/01/04       509,050
        500,000  New York State Mortgage
                 Revenue Agency--
                 Homeowner Mtg Series
                 37-A.....................    Aa/NR       5.850    04/01/06       508,445
                                                                              -----------
                                                                                1,017,495
                                                                              -----------
                 INDUSTRIAL DEVELOPMENT
                 BONDS--2.77%
      1,000,000  Westchester County
                 Industrial Development
                 Authority................    Aaa/NR      4.850    07/01/00     1,015,750
                                                                              -----------

See notes to financial statements.
--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------
---------  BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
           Schedule of Investments (Continued)
           DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                             *MOODY'S
   PRINCIPAL                                   /S&P     INTEREST   MATURITY     MARKET
    AMOUNT                                   RATINGS      RATE       DATE        VALUE
---------------                             ----------  --------   --------   -----------
                 MUNICIPAL BONDS
                 (CONTINUED)
                 PREREFUNDED/ESCROWED/US
                 GUARANTEED--4.62%
$       990,000  New York State Housing
                 Finance Agency ETM State
                 University
                 Construction.............   Aaa/AAA      6.500%   11/01/06   $ 1,072,150
        269,000  Puerto Rico Aqueduct &
                 Sewer Authority ETM......   Aaa/AAA      4.200    07/01/00       266,784
        360,000  Puerto Rico Aqueduct &
                 Sewer Authority ETM......   Aaa/AAA      4.500    07/01/02       359,791
                                                                              -----------
                                                                                1,698,725

                                                                              -----------
                 SPECIAL TAX--23.62%
      1,000,000  MTA Dedicated Tax, MBIA
                 Insured+.................   Aaa/AAA      6.000    04/01/05     1,085,840
      1,000,000  Municipal Assistance Corp
                 for New York City........    Aa/NR       4.800    07/01/03     1,010,570
      2,500,000  Municipal Assistance Corp
                 for New York City........    Aa/A+       6.000    07/01/05     2,703,750
        300,000  New York State Local
                 Government Assistance
                 Corp.....................     A/A        6.700    04/01/00       320,415
      1,000,000  New York State Local
                 Government Assistance
                 Corp.....................     A/A        5.300    04/01/00     1,026,600
        340,000  New York State Local
                 Government Assistance
                 Corp.....................     A/A        6.750    04/01/02       374,752
        655,000  New York State Local
                 Government Assistance
                 Corp.....................     A/A        5.000    04/01/02       666,260
      1,000,000  New York State Local
                 Government Assistance
                 Corp.....................     A/NR       4.600    04/01/03       992,440
        500,000  New York State Local
                 Government Assistance
                 Corp.....................     A/A        4.800    04/01/05       495,800
                                                                              -----------
                                                                                8,676,427
                                                                              -----------
                 STATE
                 APPROPRIATION--17.64%
        420,000  MTA Service Contract.....   Baa1/BBB     5.100    07/01/00       423,881
        450,000  New York State Dormitory
                 Authority, State
                 University...............  Baa1/BBB+     7.100    05/15/98       467,001
        400,000  New York State Dormitory
                 Authority, Upstate
                 Community Colleges.......  Baa1/BBB-     4.500    07/01/00       395,288
        900,000  New York State Dormitory
                 Authority, State
                 University...............  Baa1/BBB+     5.200    05/15/03       899,559
        500,000  New York State Dormitory
                 Authority, State
                 University...............  Baa1/BBB+     5.500    05/15/07       499,185
        480,000  New York State Medical
                 Care Facilities--Mental
                 Health...................  Baa1/BBB+     6.100    08/15/02       503,390
        505,000  New York State Medical
                 Care Facilities--Mental
                 Health...................  Baa1/BBB+     4.700    08/15/01       498,380
        500,000  New York State Medical
                 Care Facilities--Mental
                 Health...................  Baa1/BBB+     4.600    08/15/99       500,025
        500,000  New York State Thruway

                 Authority Highway &
                 Bridge Trust Fund........   Baa1/NR      5.500    04/01/01       510,000
      1,000,000  New York State Thruway
                 Authority Service
                 Contract.................   Baa1/BBB     5.000    04/01/00     1,004,980
        750,000  New York State Urban
                 Development
                 Corp.--Correctional
                 Capital Facility--Series
                 7........................   Baa1/NR      6.000    01/01/07       777,383
                                                                              -----------
                                                                                6,479,072
                                                                              -----------

See notes to financial statements.
--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------
---------  BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
           Schedule of Investments (Continued)
           DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                             *MOODY'S
   PRINCIPAL                                   /S&P     INTEREST   MATURITY     MARKET
    AMOUNT                                   RATINGS      RATE       DATE        VALUE
---------------                             ----------  --------   --------   -----------
                 MUNICIPAL BONDS
                 (CONTINUED)
                 TRANSPORTATION--13.01%
$     1,500,000  New York State Thruway
                 Authority General
                 Revenue..................     A1/A       5.250%   01/01/01   $ 1,541,865
        650,000  Port Authority of New
                 York & New Jersey........    A1/NR       5.100    08/01/01       668,135
        500,000  Port Authority of New
                 York & New Jersey........    A1/NR       6.100    10/15/02       539,910
      1,000,000  Port Authority of New
                 York & New Jersey........    A1/NR       5.300    08/01/03     1,040,940
      1,000,000  Triborough Bridge &
                 Tunnel Authority General
                 Purpose..................    A+/NR       4.300    01/01/02       990,340
                                                                              -----------
                                                                                4,781,190
                                                                              -----------
                 UTILITY--8.33%
        300,000  New York State
                 Environmental Facility

                 Corp.
                 PCR State Water..........   Aaa/AAA      6.000    05/15/02       321,438
        500,000  New York State
                 Environmental Facility
                 Corp.
                 PCR Water Revol..........    Aa/A-       5.100    06/15/00       512,545
        400,000  New York State
                 Environmental Facility
                 Corp.
                 PCR Water Revol..........   Aaa/AAA      6.300    09/15/00       427,528
        500,000  New York State Power
                 Authority................    Aa/AA-      7.500    01/01/02       525,840
        250,000  Onondaga County, New York
                 Water Authority..........     A1/A       6.250    01/15/98       256,690
      1,000,000  Suffolk County Water
                 Authority, New York MBIA
                 Insured+.................   Aaa/AAA      4.800    06/01/00     1,017,600
                                                                              -----------
                                                                                3,061,641
                                                                              -----------
                 OTHER--2.66%
        350,000  New York City, Trust for
                 Cultural Resources Museum
                 MOMA--AMBAC Insured+,
                 Callable 1/01/02 @102....   Aaa/AAA      6.300    01/01/03       384,524
        240,000  New York City, Trust for
                 Cultural Resources Museum
                 MOMA--AMBAC Insured+.....   Aaa/AAA      5.000    01/01/02       245,642
        340,000  New York City, Trust for
                 Cultural Resources Museum
                 MOMA--AMBAC Insured+.....   Aaa/AAA      4.900    01/01/01       346,446
                                                                              -----------
                                                                                  976,612
                                                                              -----------
                 TOTAL MUNICIPAL BONDS
                 (Cost $35,335,915).......                                     35,955,069
                                                                              -----------
                 TAX-EXEMPT MONEY MARKET
                 FUND--0.78%
        287,007  Dreyfus New York
                 Municipal Cash Management
                 (Cost $287,007)..........    NR/NR       3.800%(a)               287,007
                                                                              -----------
                 TOTAL INVESTMENTS (Cost
                 $35,622,922)
                 (b)--98.65%..............                                     36,242,076
                 Cash, receivables, and
                 other assets less
                 liabilities--1.35%.......                                        494,690
                                                                              -----------
                 NET ASSETS--100%.........                                    $36,736,766
                                                                              -----------
                                                                              -----------


NR      Not rated by Moody's or Standard & Poor's ('S&P').
*       Ratings have not been audited by Deloitte & Touche
        LLP.
+       Insured or guaranteed by the indicated municipal
        bond insurance corporation.
(a)     Represents annualized yield at December 31, 1996.
(b)     The cost stated also represents the aggregate cost
        for Federal income tax purposes. At December 31,
        1996, net unrealized appreciation was $619,154
        based on cost for Federal income tax purposes.
        This consisted of aggregate gross unrealized
        appreciation of $636,307 and aggregate gross
        unrealized depreciation of $17,153.

See notes to financial statements.
--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------
---------  BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
           Statement of Assets and Liabilities
           DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS:
  Investments at market value,
     (Identified cost $35,622,922)......  $36,242,076
  Receivables:
     Interest...........................      629,304
  Deferred organization costs and other
     assets.............................       15,236
                                          -----------
     TOTAL ASSETS.......................   36,886,616
                                          -----------

LIABILITIES:
  Payables:
     Due to custodian...................        1,000
     Dividends..........................       84,423
     Services provided by The Bank of
       New York and Administrator.......       32,722
  Accrued expenses and other
     liabilities........................       31,705
                                          -----------
     TOTAL LIABILITIES..................      149,850
                                          -----------


NET ASSETS:
  (applicable to 3,570,960 shares issued
     and outstanding; 200 million shares
     of $.001 par value authorized).....  $36,736,766
                                          -----------
  Net asset value, offering price and
     repurchase price per share
     ($36,736,766/3,570,960 shares).....  $     10.29
                                          -----------
                                          -----------

SOURCES OF NET ASSETS:
  Capital stock @ par...................  $     3,571
  Capital surplus.......................   36,429,236
  Accumulated net realized loss on
     investments........................     (315,195)
  Net unrealized appreciation on
     investments........................      619,154
                                          -----------
NET ASSETS..............................  $36,736,766
                                          -----------
                                          -----------


Statement of Operations

FOR THE YEAR
ENDED DECEMBER 31, 1996

INVESTMENT INCOME:
  Interest..............................  $1,859,030
                                          ----------
EXPENSES:
  Advisory..............................     193,202
  Administration........................      77,287
  Accounting services...................      60,000
  Custodian.............................      10,482
  Cash management.......................      10,792
  Transfer agent........................      39,263
  Audit.................................       2,570
  Insurance.............................       1,797
  Directors.............................      17,954
  Reports to shareholders...............       3,428
  Registration and filing...............      14,547
  Legal.................................       2,329
  Other.................................      23,622
                                          ----------
     TOTAL EXPENSES.....................     457,273
  Fees waived by The Bank of New York...    (109,452)
                                          ----------

     NET EXPENSES.......................     347,821
                                          ----------
     NET INVESTMENT INCOME..............   1,511,209
                                          ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS--
  Net realized gain on investment
     transactions.......................     144,496
  Decrease in unrealized appreciation on
     investments during the year........    (335,080)
                                          ----------
  Net realized and unrealized loss on
     investments........................    (190,584)
                                          ----------
  Net increase in net assets resulting
     from operations....................  $1,320,625
                                          ----------
                                          ----------

See notes to financial statements.

--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------
---------  BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
           Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                  YEAR ENDED DECEMBER 31,
                                                ----------------------------
                                                    1996            1995
                                                ------------    ------------

OPERATIONS:
  Net investment income......................   $ 1,511,209     $ 1,680,844
  Net realized gain (loss) on investments....       144,496         (75,562)
  Increase in unrealized appreciation
     (depreciation) on investments during the
     year....................................      (335,080)      3,351,479
                                                ------------    ------------
     Net increase in net assets resulting
       from operations.......................     1,320,625       4,956,761
                                                ------------    ------------

DIVIDENDS TO SHAREHOLDERS:
  Dividends from net investment income.......    (1,511,209)     (1,680,844)
                                                ------------    ------------


CAPITAL STOCK TRANSACTIONS:
  Proceeds from capital stock sold...........     6,200,028       4,068,695
  Proceeds from reinvestment of dividends....       493,674         604,529
  Cost of capital stock repurchased..........   (10,697,287)    (10,231,201)
                                                ------------    ------------
     Decrease in net assets resulting from
       capital stock transactions............    (4,003,585)     (5,557,977)
                                                ------------    ------------
       DECREASE IN NET ASSETS................    (4,194,169)     (2,282,060)

NET ASSETS:
  Beginning of year..........................    40,930,935      43,212,995
                                                ------------    ------------
  End of year................................   $36,736,766     $40,930,935
                                                ------------    ------------

CHANGE IN CAPITAL STOCK OUTSTANDING:
  Shares sold................................       607,912         410,516
  Shares issued on reinvestment of
     dividends...............................        48,215          59,793
  Shares repurchased.........................    (1,044,692)     (1,014,728)
                                                ------------    ------------
     Net decrease............................      (388,565)       (544,419)
  Shares outstanding, beginning of year......     3,959,525       4,503,944
                                                ------------    ------------
  Shares outstanding, end of year............     3,570,960       3,959,525
                                                ------------    ------------
                                                ------------    ------------

See notes to financial statements.

--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------
---------  BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND
           Financial Highlights
--------------------------------------------------------------------------------

                                                                                FOR THE
                                                                                 PERIOD
                                                                               AUGUST 10,
                                                                                 1992*
                             YEAR ENDED         YEAR ENDED DECEMBER 31,         THROUGH
                            DECEMBER 31,     -----------------------------    DECEMBER 31,
                                1996          1995       1994       1993          1992
                            ------------     -------    -------    -------    ------------
PER SHARE DATA:
Net asset value at

  beginning of period....     $  10.34       $  9.59    $ 10.37    $  9.97      $  10.00
                            ----------       -------    -------    -------    ----------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income....         0.40          0.39       0.39       0.38          0.15
Net realized and
  unrealized gain (loss)
  on investments.........        (0.05)         0.75      (0.78)      0.40         (0.03)+
                            ----------       -------    -------    -------    ----------
     Total from
       investment
       operations........         0.35          1.14      (0.39)      0.78          0.12
                            ----------       -------    -------    -------    ----------
DIVIDENDS
Dividends from net
  investment income......        (0.40)        (0.39)     (0.39)     (0.38)        (0.15)
                            ----------       -------    -------    -------    ----------
Net asset value at end of
  period.................     $  10.29       $ 10.34    $  9.59    $ 10.37      $   9.97
                            ----------       -------    -------    -------    ----------
                            ----------       -------    -------    -------    ----------

TOTAL RETURN:++..........         3.47%        12.08%     (3.81)%     7.99%         1.18%**

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period (000's
  omitted)...............     $ 36,737       $40,931    $43,213    $55,871      $ 19,717
Ratio to average net
  assets of:
  Expenses, net of waiver
     from the Bank of New
     York and
     Administrator.......         0.90%         0.90%      0.85%      0.68%         0.60%***
  Expenses, prior to
     waiver from the Bank
     of New York and
     Administrator.......         1.18%         1.20%      1.20%      1.30%         1.96%***
  Net investment income,
     net of waiver from
     the Bank of New York
     and Administrator...         3.91%         3.89%      3.92%      3.74%         3.79%***
Portfolio turnover
  rate...................           22%            4%        18%         6%           --

*           Commencement of investment operations.
**          Not annualized.
***         Annualized.
+           The amount shown is not in accordance with the
            change in the aggregate gains and losses of the
            portfolio securities during the period August 10,

            1992 through December 31, 1992 due to the timing of sales and repurchases of shares of the Fund.
++ Total return does not consider the effect of the sales load.

See notes to financial statements.

--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------
---------  NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION AND BUSINESS

   The BNY Hamilton Funds, Inc. (the 'Company') was organized as a Maryland Corporation on May 1, 1992 and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company currently consists of four series: BNY Hamilton Money Fund (not included herein), BNY Hamilton Equity Income Fund, BNY Hamilton Intermediate Government Fund and BNY Hamilton Intermediate New York Tax-Exempt Fund (individually, a 'Fund' and collectively, the 'Funds').

2.  SIGNIFICANT ACCOUNTING POLICIES

(A)  SECURITY VALUATIONS

      BNY Hamilton Equity Income Fund
      (the 'Equity Income Fund')

   Securities listed on a domestic securities exchange, including options on stock indexes, are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities traded only on the over the counter market are valued at the average of the quoted bid and asked prices in the over-the-counter market.

   The market value of written call option or a purchased put option is the last reported sale price on the principal exchange on which such option is traded or, if no sales are reported, the average between the last reported bid and asked prices.

      BNY Hamilton Intermediate Government Fund (the 'Intermediate Government Fund') and BNY Hamilton Intermediate New York Tax-Exempt Fund (the 'Intermediate New York Tax-Exempt Fund')

   Securities are valued using prices supplied daily by an independent pricing service or services that (1) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security, and (2) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indications as to value from dealers and general market conditions.

   Portfolio securities with a remaining maturity of 60 days or less are valued using the amortized cost method for all Funds.

   Securities for which market quotations are not readily available, including investments that are subject to limitations as to their sale (restricted securities and illiquid securities), are valued at fair value as determined in good faith by the Fund's Board of Directors for all Funds. In determining fair value, consideration is given to cost, operating and other financial data.

(B)  REPURCHASE AGREEMENTS

   The Funds' custodian or designated sub-custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreeement, realization and/or retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------
---------  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(C)  WRITTEN OPTIONS AND PURCHASED OPTIONS

   The Equity Income Fund enters into an option contract for the purpose of either hedging its exposure to the market fluctuations of the portfolio, or an individual security position. The nature and risks associated with these securities are explained further in the Prospectus and Statement of Additional Information.

   When the Equity Income Fund writes a call option, it will receive a premium. Premiums received are recorded as liabilities and adjusted to current market value daily. When a put option is purchased, the Equity Income Fund will pay a premium. Premiums paid for put options are included as investments and are also adjusted to their current market value daily.

   If a written call expires, the premium received by the Equity Income Fund will be treated as a short term capital gain. Likewise, premiums paid for purchased put options that expire unexercised will be treated as short term capital losses. In addition, short term capital gains or losses may be realized on exercised written calls or purchased puts depending on the premiums received or paid and the strike price of the underlying securities.

   As a writer of call options, the Equity Income Fund may not have control over the exercising of such options. As a result, the Equity Income Fund bears unlimited market risk of favorable changes in the value of the call option's underlying securities. The Equity Income Fund also bears unlimited market risk in the value of the written call option itself.

   If an option which the Equity Income Fund has purchased expires on its stipulated expiration date, the Equity Income Fund realizes a loss in the amount of the cost of the option. If the Equity Income Fund enters into a closing transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Equity Income Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Equity Income Fund exercises a call option, the cost of the security which the Equity Income Fund purchases upon exercise will be increased by the premium originally paid.

(D)  FEDERAL INCOME TAXES

   Each Fund is treated as a separate entity for federal income tax purposes. The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of the taxable and tax exempt income to the shareholders within the allowable time limits. Therefore, no federal income tax provision is required.

(E)  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

   The Intermediate Government Fund and the Intermediate New York Tax-Exempt Fund declare dividends daily and pay dividends monthly. The Equity Income Fund declares and pays dividends monthly.

   Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gain amounts in accordance with generally accepted accounting principles. These differences are primarily caused by differences in the timing of the recognition of certain components of income, expense, or capital gain. Where such differences are permanent in nature, they are reclassified in the Sources of Net Assets based upon their ultimate characterization for Federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value of each Fund.

--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------
---------  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(F)  SECURITY TRANSACTIONS AND INVESTMENT INCOME

   Security transactions are recorded on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Discounts on securities purchased for all Funds except for the Intermediate New York Tax-Exempt Fund and premiums on securities purchased for the Intermediate New York Tax-Exempt Fund are amortized.

(G)  FINANCIAL STATEMENTS PREPARATION

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the period. Actual results could differ from those estimates.

(H)  ORGANIZATION COSTS

   Costs incurred in connection with the organization and initial registration of the Funds are being amortized evenly over the period of benefit not to exceed 60 months from the date upon which each of the Funds commenced investment operations.

3.  ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

   The Bank of New York acts as the Funds' investment adviser (the 'Adviser'). The Adviser manages the investments of the Funds and is responsible for all purchases and sales of the Funds' portfolio securities. The Adviser's fee accrues daily and is payable monthly at the following annual rates:

                                                 % OF AVERAGE
                                               DAILY NET ASSETS
                                               ----------------
     Equity Income Fund......................        .60%
     Intermediate Government Fund............        .50%
     Intermediate New York Tax-Exempt Fund...        .50%

   BNY Hamilton Distributors, Inc. acts as the Funds' administrator (the 'Administrator') and will assist generally in supervising the operations of the Funds.

   The Administrator has agreed to provide facilities, equipment and personnel to carry out administrative services for the Funds, including, among other things, providing the services of persons who may be appointed as officers and directors of the Funds, monitoring the custodian, fund accounting, transfer agency, administration, distribution, advisory and legal services that are provided to the Funds.

   The Administrator's fee is accrued daily and is payable monthly computed utilizing the following annual rates:

                                                           % OF AVERAGE
                                                         DAILY NET ASSETS
                                                         ----------------
     Equity Income Fund................................        .20%
     Intermediate Government Fund......................        .20%
     Intermediate New York Tax-Exempt Fund.............        .20%

   In addition to acting as Administrator, BNY Hamilton Distributors, Inc. is the principal underwriter and distributor of shares of the Funds.

   The Bank of New York serves as the Funds' custodian and also serves as the fund accounting agent.

   The Bank of New York and the Administrator have voluntarily agreed to assume/waive expenses for the Intermediate New York Tax-Exempt Fund to the extent that expenses for that Fund exceeded .90%

--------------------------------------------------------------------------------
                                       21

--------------------------------------------------------------------------------
---------  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

of average daily net assets. There is currently no reimbursement of expenses with respect to the Equity Income Fund and the Intermediate Government Fund.

   The Company has adopted a distribution plan (The '12b-1 Plans') with respect to each Fund. Under the 12b-1 Plans, the Funds will pay the Distributor for distribution expenses incurred in connection with sales of shares of the Funds. Payments for distribution expenses may not exceed .25% of each Fund's average daily net assets. The Funds have not implemented the 12b-1 Plans since their commencement of investment operations, and therefore no amounts have been accrued for such fees in the accompanying financial statements.

4.  PORTFOLIO SECURITIES

   During the year ended December 31, 1996, the cost of purchases and the proceeds from sales of securities, other than short-term securities, were as follows:

                                          EQUITY
                                        INCOME FUND
                                ---------------------------
                                 PURCHASES        SALES
                                ------------   ------------
US Gov't Securities...........  $         --   $         --
All Others....................   127,704,250    110,066,763


                                       INTERMEDIATE
                                      GOVERNMENT FUND
                                ---------------------------
                                 PURCHASES        SALES
                                ------------   ------------
US Gov't Securities...........  $ 40,543,652   $ 34,369,744
All Others....................            --      1,444,465


                                       INTERMEDIATE
                                         NEW YORK
                                      TAX-EXEMPT FUND
                                ---------------------------
                                 PURCHASES        SALES
                                ------------   ------------
US Gov't Securities...........  $         --   $         --
All Others....................     8,100,230     10,654,553

5.  FEDERAL INCOME TAXES

   For federal income tax purposes, the Funds indicated below have capital loss carryforwards as of December 31, 1996 which are available to offset future capital gains, if any. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts.

                                CAPITAL LOSS
                                CARRYFORWARD   EXPIRATION
                                ------------   ----------
Intermediate Government
  Fund........................   $1,358,600       2002
                                    681,600       2003
                                    535,000       2004
Intermediate New York
  Tax-Exempt Fund.............      241,300       2002
                                     75,600       2003

6.  WRITTEN OPTION ACTIVITY

   Transactions in written options during the year ended December 31, 1996 were as follows:

                                   NUMBER       PREMIUMS
                                OF CONTRACTS    RECEIVED
                                ------------   ----------
EQUITY INCOME FUND:
Options outstanding at
  December 31, 1995...........        105      $  595,540
Options written during the
  year ended December 31,
  1996........................      1,767         924,989
Options terminated in closing

  purchase transactions.......     (1,472)     (1,436,215)
Options expired...............       (400)        (84,314)
                                ------------   ----------
Options outstanding at
  December 31, 1996...........          0      $        0
                                ------------   ----------
                                ------------   ----------

The cost of cancelling options in closing purchase transactions was $2,173,689 resulting in a net-short term capital loss of ($737,474).

--------------------------------------------------------------------------------
                                       22

--------------------------------------------------------------------------------
---------  REPORT OF INDEPENDENT ACCOUNTANTS

The Shareholders and Board of
Directors of BNY Hamilton Funds, Inc. (BNY Hamilton Equity Income Fund, BNY Hamilton Intermediate Government Fund, and BNY Hamilton Intermediate New York Tax-Exempt Fund):

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BNY Hamilton Funds, Inc. (BNY Hamilton Equity Income Fund, BNY Hamilton Intermediate Government Fund, and BNY Hamilton Intermediate New York Tax-Exempt Fund) as of December 31, 1996, the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period August 10, 1992 (commencement of investment operations) to December 31, 1992. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BNY Hamilton Funds, Inc. (BNY Hamilton Equity Income Fund, BNY Hamilton Intermediate Government Fund, and BNY Hamilton Intermediate New York Tax-Exempt Fund) as of December 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
New York, New York
February 7, 1997

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For federal income tax purposes 73.41% of the ordinary income dividends paid to you during the year ended December 31, 1996 for the BNY Hamilton Equity Income Fund qualify for the corporate dividend deduction under section 243 of the Internal Revenue Code.


Dividends paid to shareholders of the BNY Hamilton Intermediate New York Tax-Exempt Fund are 100% exempt from federal, New York State and New York City income tax.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

---------

        DIRECTORS AND OFFICERS
         Edward L. Gardner, Director and Chairman of the Board
         Peter Herrick, Director
         Leif H. Olsen, Director
         Stephen Stamas, Director
         James E. Quinn, Director
         J. David Huber, Chief Executive Officer
         William J. Tomko, President
         Michael J. Brascetta, Vice President
         Mary A. Madick, Vice President
         Karen A. Doyle, Vice President
         Anthony L. Mercure, Vice President
         Martin R. Dean, Assistant Treasurer
         George O. Martinez, Secretary
         Alaina Metz, Assistant Secretary
         Bruce Treff, Assistant Secretary

         INVESTMENT ADVISER
         The Bank of New York

         ADMINISTRATOR AND DISTRIBUTOR
         BNY Hamilton Distributors, Inc.

         TRANSFER AGENT
         BISYS Fund Services, Ohio, Inc.

         CUSTODIAN
         The Bank of New York

         INDEPENDENT ACCOUNTANTS
         Deloitte & Touche LLP

         LEGAL COUNSEL
         Sullivan & Cromwell

--------------------------------------------------------------------------------
                                       24

                      [This page intentionally left blank]

BNY HAMILTON DISTRIBUTORS, INC. IS THE FUNDS' DISTRIBUTOR AND IS UNAFFILIATED WITH THE BANK OF NEW YORK, THE INVESTMENT ADVISER.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for the Equity Income Fund, Intermediate Government Fund, or Intermediate New York Tax-Exempt Fund. For additional prospectuses, which contain more complete information, including charges and expenses, call 1-800-426-9363. Please read the prospectus carefully before investing or sending money.

         BNY HAMILTON FUNDS, INC.
         3435 Stelzer Road
         Columbus, Ohio 43219-3035

INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS, ARE NEITHER GUARANTEED BY NOR OBLIGATIONS OF THE BANK OF NEW YORK AND ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN MUTUAL FUNDS INVOLVE RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

BNY-0047



             BNY HAMILTON
             FUNDS

             ANNUAL REPORT
             DECEMBER 31, 1996

             o EQUITY INCOME FUND

             o INTERMEDIATE GOVERNMENT FUND

             o INTERMEDIATE NEW YORK TAX-EXEMPT FUND



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